Label	Element	Value
Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The UBS Funds

Prospectus Supplement | December 31, 2019

Includes:

•  UBS Sustainable Development Bank Bond Fund

Dear Investor,

The purpose of this supplement is to update the Prospectus relating to Class P2 shares of the UBS Sustainable Development Bank Bond Fund series of The UBS Funds, dated October 28, 2019, as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	UBS Sustainable Development Bank Bond Fund
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The UBS Sustainable Development Bank Bond Fund's index, the Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index has changed its name to the Solactive Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The UBS Sustainable Development Bank Bond Fund's index, the Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index has changed its name to the Solactive Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index.

Therefore, all references to the Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index are deleted in their entirety and replaced with Solactive Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.